Note 6 - Intangible Assets (10K) (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Asset, Useful Life (Year)		5 years
Intangible Assets, Net (Excluding Goodwill)	$ 1,109	$ 386	$ 0